Pension And Other Postretirement Benefits (Schedule Of Defined Benefit Plans Disclosures) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)		$ 748,421		$ 748,421	$ 650,713	$ 650,713	$ 763,600
Service cost	$ 2,078	2,079	$ 1,807	4,157	3,615	7,231	9,195	$ 7,986
Interest cost	7,408	7,408	7,789	14,816	15,577	31,154	28,363	30,232
Actuarial loss (gain)						(90,693)	99,455
Amendments (primarily increases in pension bands)						1,233	(1)
Benefits paid						(32,603)	(50,989)
Projected benefit obligation at ending Measurement Date						748,421	650,713	763,600
Change in plan assets:
Fair value of plan assets at beginning Measurement Date		657,239		657,239	561,586	561,586	495,082
Actual return on plan assets						74,147	67,791
Employer contributions		25,000				54,109	49,702	48,300
Benefits paid						32,603	50,989
Fair value of plan assets at ending Measurement Date						657,239	561,586	495,082
Unfunded status	(62,743)	(64,463)		(62,743)		$ (91,182)	$ (89,127)
Amounts recognized in the statement of financial position under ASC 715:
Current liabilities
Noncurrent liabilities						$ (91,182)	$ (89,127)
Net amount recognized						(91,182)	(89,127)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period						1,233	0
Net loss (gain) arising during period						58,439	(128,960)
Amortization of prior service cost	(1,217)		(1,213)	(2,433)	(2,426)	(4,853)	(4,916)	(4,246)
Amortization of gain (loss)						(9,710)	(22,735)	(19,471)
Total recognized in regulatory assets						45,109	(156,611)
Net loss (gain)						211,592	162,863
Prior service cost (credit)						25,299	28,920
Total amounts included in regulatory assets (liabilities)						236,891	191,783
Indianapolis Power And Light Company [Member]
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)		748,421		748,421	650,713	650,713	763,600
Service cost	2,078	2,079	1,807	4,157	3,615	7,231	9,195	7,986
Interest cost	7,408	7,408	7,789	14,816	15,577	31,154	28,363	30,232
Actuarial loss (gain)						90,693	(99,455)
Amendments (primarily increases in pension bands)						1,233	(1)
Benefits paid						(32,603)	(50,989)
Projected benefit obligation at ending Measurement Date						748,421	650,713	763,600
Change in plan assets:
Fair value of plan assets at beginning Measurement Date		657,239		657,239	561,586	561,586	495,082
Actual return on plan assets						74,147	67,791
Employer contributions		25,000				54,109	49,702	48,300
Benefits paid						(32,603)	(50,989)
Fair value of plan assets at ending Measurement Date						657,239	561,586	495,082
Unfunded status	(62,743)	(64,463)		(62,743)		(91,182)	(89,127)
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities						(91,182)	(89,127)
Net amount recognized						(91,182)	(89,127)
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period						1,233	0
Net loss (gain) arising during period						58,439	(128,960)
Amortization of prior service cost	(1,217)		$ (1,213)	(2,433)	$ (2,426)	(4,853)	(4,916)	(4,246)
Amortization of gain (loss)						(9,710)	(22,735)	$ (19,471)
Total recognized in regulatory assets						45,109	(156,611)
Net loss (gain)						211,592	162,863
Prior service cost (credit)						25,299	28,920
Total amounts included in regulatory assets (liabilities)						236,891	$ 191,783
Pension Benefit [Member]
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)		5,400		5,400
Projected benefit obligation at ending Measurement Date	5,700			5,700		5,400
Change in plan assets:
Unfunded status						(90,100)
Sources of change in regulatory assets(1):
Amortization of prior service cost	(1,217)	(1,216)
Pension Benefit [Member] | Indianapolis Power And Light Company [Member]
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)		5,400		5,400
Projected benefit obligation at ending Measurement Date	5,700			$ 5,700		5,400
Change in plan assets:
Unfunded status						$ (90,100)
Sources of change in regulatory assets(1):
Amortization of prior service cost	$ (1,217)	$ (1,216)